Segment Information Divisions - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of Operating Segments [Line Items]
Turnover		€ 25,714	€ 26,126
Change (%)		(1.60%)
Impact of acquisitions (%)		1.20%
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(2.50%)
Exchange rates changes (%)		(2.70%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.30%
Underlying Sales Growth (%)		(0.10%)
Underlying Price Growth (%)	[1]	0.20%
Underlying Volume Growth (%)		(0.30%)
Operating profit		€ 4,672	4,589
Underlying operating profit		€ 5,084	€ 5,054
Operating margin (%)		18.20%	17.60%
Underlying operating margin (%)		19.80%	19.30%
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 10,610	€ 10,721
Change (%)		(1.00%)
Impact of acquisitions (%)		1.30%
Currency-related items (%), of which:		(2.00%)
Exchange rates changes (%)		(2.20%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.30%
Underlying Sales Growth (%)		(0.30%)
Underlying Price Growth (%)	[1]	(0.40%)
Underlying Volume Growth (%)		0.10%
Operating profit		€ 2,403	2,322
Underlying operating profit		€ 2,495	€ 2,469
Operating margin (%)		22.60%	21.70%
Underlying operating margin (%)		23.50%	23.00%
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 5,328	€ 5,410
Change (%)		(1.50%)
Impact of acquisitions (%)		0.30%
Currency-related items (%), of which:		(4.80%)
Exchange rates changes (%)		(5.10%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.30%
Underlying Sales Growth (%)		3.20%
Underlying Price Growth (%)	[1]	0.30%
Underlying Volume Growth (%)		2.90%
Operating profit		€ 744	652
Underlying operating profit		€ 817	€ 756
Operating margin (%)		14.00%	12.10%
Underlying operating margin (%)		15.30%	14.00%
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 9,776	€ 9,995
Change (%)		(2.20%)
Impact of acquisitions (%)		1.70%
Impact of disposals (%)		(0.40%)
Currency-related items (%), of which:		(1.70%)
Exchange rates changes (%)		(2.00%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.30%
Underlying Sales Growth (%)		(1.70%)
Underlying Price Growth (%)	[1]	0.80%
Underlying Volume Growth (%)		(2.50%)
Operating profit		€ 1,525	1,615
Underlying operating profit		€ 1,772	€ 1,829
Operating margin (%)		15.60%	16.20%
Underlying operating margin (%)		18.10%	18.30%

[1]	Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.